SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Total gross deferred tax assets	$ 1,288,738	$ 414,316
Valuation allowance	(868,535)	(292,160)
Total deferred tax assets	420,203	122,156
Deferred tax liabilities	(420,203)	(122,156)
Net deferred tax assets